Acquisitions (Tables)	12 Months Ended
Dec. 31, 2013
Business Combinations [Abstract]
Schedule Of Acquisitions By Type [Table Text Block]

					December 31
			2013			2012
	Assets	Shares	Total	Assets	Shares	Total

Canada	1	-	1	4	2	6
U.S. south	2	-	2	7	1	8
U.S. northeast	-	-	-	1	4	5
Total acquisitions	3	-	3	12	7	19

Schedule of Purchase Price Allocation [Table Text Block]

	December 31
	2013	2012

Consideration
Cash, including holdbacks (as applicable)	$3,262	$308,314

Net assets acquired
Cash	-	717
Accounts receivable	294	18,176
Intangibles (Note 8)	1,400	79,730
Goodwill (Note 9)	845	146,702
Capital assets	1,288	90,396
Accounts payable	(565)	(17,059)
Long-term debt	-	(2,628)
Remediation liabilities	-	(200)
Deferred income taxes	-	(7,520)
Total net assets acquired	$3,262	$308,314

Consideration by segment (including holdbacks (as applicable))
Canada	$505	$69,271
U.S. south	2,757	145,766
U.S. northeast	-	93,277
Total consideration	$3,262	$308,314

Goodwill recorded by segment
Canada	$371	$28,167
U.S. south	474	71,512
U.S. northeast	-	47,023
Total goodwill	$845	$146,702

Goodwill expected to be deductible for tax purposes	$845	$99,777

	December 31
	2013	2012

Aggregate cash consideration (excluding holdbacks and cash
payments due to sellers for achieving various
business performance targets)	$2,848	$281,970

Contingent consideration (paid in respect of acquisitions completed
prior to January 1, 2009)	$425	$343

Transaction costs (included in selling, general and
administration expense)	$781	$2,507